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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    March 31, 2007
                                                ------------------

Check here if Amendment [ ]; Amendment Number:
                                                  ------------
  This Amendment (Check only one.): [ ]  is a restatement.
                                    [ ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Tactical Allocation Group, LLC
Address:  322 North Old Woodward Avenue, Suite 100
          Birmingham, MI  48009

Form 13F File Number:  028-12156

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James F. Peters, Jr.
Title:    Chief Executive Officer
Phone:    (248) 283-2520

Signature, Place, and Date of Signing:


/s/ James F. Peters, Jr.             Birmingham, MI                 04/27/2007
--------------------------------------------------------------------------------
James F. Peters, Jr.                  City, State                      Date


Report Type  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                              0
                                                 ----------------------

Form 13F Information Table Entry Total:                        15
                                                 ----------------------

Form 13F Information Table Value Total:                  $108,916
                                                 ----------------------
                                                       (thousands)



List of Other Included Managers:  NONE

Page 1 of 1                                                           03/31/2007

                                                     FORM 13F INFORMATION TABLE

                                         Name of Reporting Manager: Tactical Allocation Group, LLC
                                                                                                    Column
      Column 1:         Column 2:    Column 3:   Column 4:    Column 5:              Column 6:         7:         Column 8:
----------------------------------------------------------------------------------------------------------------------------------
                          Title                   Market
                           of         CUSIP       Value       Shares or                              Other
    Name of Issuer        Class       Number    (x$1,000)  Principal Amount  Investment Discretion   Mgrs.    Voting Authority
----------------------------------------------------------------------------------------------------------------------------------
                                                                     SH/ Put/       Shared  Shared
                                                                     PRN Call Sole Defined  Other          Sole  Shared   None
----------------------------------------------------------------------------------------------------------------------------------

DOW JONES AIG         DJAIG CMDTY 36  06738C778     6,944     136,681 SH     SOLE                                            136,681
------------------------------------------------------------------------------------------------------------------------------------
ISHARES              RUSSELL 1000 GR  464287614    15,304     283,891 SH     SOLE                                            283,891
------------------------------------------------------------------------------------------------------------------------------------
ISHARES              1-3 YR TREAS BD  464287457    11,569     143,796 SH     SOLE                                            143,796
------------------------------------------------------------------------------------------------------------------------------------
ISHARES               RUSSELL MC GR   464287481    10,895     101,710 SH     SOLE                                            101,710
------------------------------------------------------------------------------------------------------------------------------------
ISHARES               MSCI EMG MKTS   464287234     9,647      82,809 SH     SOLE                                             82,809
------------------------------------------------------------------------------------------------------------------------------------
ISHARES              RUSSELL 2000 GR  464287648     9,196     114,873 SH     SOLE                                            114,873
------------------------------------------------------------------------------------------------------------------------------------
ISHARES                MSCI GR INDX   464288885     8,078     101,151 SH     SOLE                                            101,151
------------------------------------------------------------------------------------------------------------------------------------
ISHARES              7-10 YR TREAS BD 464287440     7,634      91,871 SH     SOLE                                             91,871
------------------------------------------------------------------------------------------------------------------------------------
ISHARES               US TIPS BD FD   464287176     6,512      74,454 SH     SOLE                                             74,454
------------------------------------------------------------------------------------------------------------------------------------
ISHARES              GS NAT RES INDX  464287374     2,494      23,753 SH     SOLE                                             23,753
------------------------------------------------------------------------------------------------------------------------------------
ISHARES                 SILVER TR     46428Q109     2,220      16,632 SH     SOLE                                             16,632
------------------------------------------------------------------------------------------------------------------------------------
ISHARES               MSCI EAFE IDX   464287465       610       8,006 SH     SOLE                                              8,006
------------------------------------------------------------------------------------------------------------------------------------
SILVER WHEATON  CORP      COMMON      828336107       114      12,000 SH     SOLE                                             12,000
------------------------------------------------------------------------------------------------------------------------------------
STREETRACKS GOLD TR      GOLD SHS     863307104    4,646      70,660 SH     SOLE                                             70,660
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL INC      COMMON      880198106    13,053   2,019,475 SH     SOLE                                          2,019,475
------------------------------------------------------------------------------------------------------------------------------------
                TOTAL                             108,916
------------------------------------------------------------------------------------------------------------------------------------